Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss.
Financial assets at fair value through profit or loss

21         Financial assets at fair value through profit or loss

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Contingent returnable consideration (Note 35)	1,438	676
Wealth management products	1,689,529	1,487,195
	1,690,967	1,487,871

As at December 31, 2019 and 2020, out of the wealth management products the Group invested in, RMB1,655,509,000 and RMB1,487,195 are issued by subsidiaries of Ping An Group which are redeemable upon request by holders, respectively.